Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 30, 2013
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Aug 30, 2013
Document Effective Date	Aug 30, 2013
Prospectus Date	Apr 30, 2013
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCDFX
MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCHFX
MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCSMX

MATTHEWS CHINA DIVIDEND FUND
MATTHEWS CHINA DIVIDEND FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Dividend Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 7 of the prospectus:

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China.

Please retain this Supplement with your records.

Label	Element	Value
MATTHEWS CHINA DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Dividend Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA DIVIDEND FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 7 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China.

Please retain this Supplement with your records.

MATTHEWS CHINA FUND
MATTHEWS CHINA FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 22 of the prospectus:

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China.

Please retain this Supplement with your records.

Label	Element	Value
MATTHEWS CHINA FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 22 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China.

Please retain this Supplement with your records.

MATTHEWS CHINA SMALL COMPANIES FUND
MATTHEWS CHINA SMALL COMPANIES FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Small Companies Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 38 of the prospectus:

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China.

Please retain this Supplement with your records.

Label	Element	Value
MATTHEWS CHINA SMALL COMPANIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Small Companies Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA SMALL COMPANIES FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 38 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China.

Please retain this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013